Organization and Principal Activities - Schedule of Financial Information Of The Vie And Its Subsidiaries (Details) - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Unaudited Selected Financial Information of the VIE [Line Items]
Cash	$ 54,365	$ 583,260
Restricted cash	842	875
Amounts due from EZGO and its subsidiaries	11,345,913	16,089,824
Accounts receivable, net	518,301	1,502,688
Amounts due from related companies	4,578,844	4,828,546
Others	1,447,790	2,316,709
Total current assets	17,946,055	25,321,902
Total non-current assets	1,602,614	3,050,821
Total assets	19,548,669	28,372,723
Amounts due to EZGO and its subsidiaries	248,160	2,954,404
Accounts payable	1,067,018	936,041
Accrued expenses and other payables	3,711,732	4,578,885
Income tax payable	726,796	710,983
Current liabilities of discontinued operation	737,163	693,843
Others	531,854	823,984
Total current liabilities	7,022,723	10,698,140
Long-term loan from EZGO and its subsidiaries	9,575,923	12,061,404
Lease liabilities, non-current	23,069
Total non-current liabilities	9,598,992	12,061,404
Total liabilities	16,621,715	22,759,544
Net revenues	2,912,265	6,757,558	$ 12,805,906
Loss from operations	(1,883,571)	(1,605,292)	(4,273,622)
Other expenses, net	(972,576)	(2,180,789)	(872,639)
Net loss from continuing operations	(2,866,472)	(3,800,165)	(5,781,108)
(Loss) income from discontinued operation, net of tax		573	(81,605)
Net loss	(2,866,472)	(3,799,592)	(5,862,713)
Net loss attributable to EZGO’s shareholders	(2,243,597)	(3,478,102)	(4,857,681)
Net cash (used in) provided by operating activities	(582,781)	6,346,133	(49,082)
Net cash (used in) provided by investing activities	6,869,621	(5,997,989)	(8,618,188)
Net cash provided by (used in) financing activities	$ (6,312,452)	$ (1,696,888)	$ 6,578,924